Share-based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 $ / shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares	Dec. 31, 2012 $ / shares	Dec. 31, 2011 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price of share		$ 0.42		$ 0.42		$ 0.42
Weighted average grant date fair value of options granted		$ 0.00		8.81		4.48
Share-based compensation expenses	¥ 10,629	$ 1,531	¥ 8,806		¥ 3,882
Two Thousand And Fourteen Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price of share				$ 0.42		$ 0.42	$ 0.42	$ 0.42	$ 0.42
Vesting period of options granted			4 years		4 years		4 years	4 years	4 years
Percentage of options granted to vest at the end of one year			25.00%		25.00%		25.00%	25.00%	25.00%
Number of shares vesting in equal monthly installments			36 months		36 months		36 months	36 months	36 months
Stock-based compensation cost, unrecognized, related to non-vested awards | ¥	¥ 17,467
Unrecognized compensation cost related to stock awards, weighted-average period (in years)	1 year 4 days	1 year 4 days
Two Thousand And Fourteen Stock Incentive Plan | Class B Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for issuance | shares					2,500,000	2,500,000
Share incentive plan termination date					2019-12